Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Prepaid Expenses
The breakdown of prepaid expenses is as follows:

	December 31, 2023	December 31, 2022
Personnel	822	948
Suppliers (i)	3,643	2,710
Others	833	698

Total	5,298	4,356

Current	5,143	4,152
Non-current	155	204

(i)	Refers mainly to advances payment to hosting and software suppliers.